Sep. 26, 2025
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
1.	The first sentence in the fourth paragraph of the “Principal Investment Strategies” section of the Fund’s summary prospectus is deleted and replaced with the following:

The Subsidiary will invest in Commodities Futures (or gain exposure to Commodities Futures through the use of swaps) that generally are representative of the components of the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index composed of futures contracts on the most heavily traded commodities across the energy, precious metals, industrial metals and agriculture sectors. Commodities represented in the Benchmark may include, but are not limited to, Brent crude oil, light crude oil, heating, natural gas, gas oil, “RBOB” gasoline, silver, gold, aluminum, zinc, copper, nickel, lead, corn, soybeans, soybean meal, soybean oil, sugar, coffee, cocoa, wheat, Kansas wheat, cotton, live cattle, lean hogs, and feeder cattle. Not all commodities listed may be represented in the Benchmark at any given time.

Please Retain This Supplement For Future Reference.

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED SEPTEMBER 26, 2025 TO THE PROSPECTUSES

DATED FEBRUARY 28, 2025 OF:

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
(the “Fund”)

Effective November 10, 2025, changes will be made to the DBIQ Optimum Yield Diversified Commodity Index Excess Return (the “Benchmark”), an index that the Fund utilizes in implementing its investment strategy. The changes to the Benchmark are being implemented by Deutsche Bank AG, the index provider that sponsors the Benchmark.

Accordingly, effective November 10, 2025: